Revenue and Other Income - Summary of Disaggregated Revenue (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Disaggregated revenue	$ 16,159	$ 378
Services Transferred at a Point of Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Disaggregated revenue	14,179
Services Transferred Over Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Disaggregated revenue	1,980	378
Licensing [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Disaggregated revenue	14,371	235
Licensing [Member] | Services Transferred at a Point of Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Disaggregated revenue	14,179
Licensing [Member] | Services Transferred Over Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Disaggregated revenue	192	235
Royalties [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Disaggregated revenue	256	143
Royalties [Member] | Services Transferred Over Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Disaggregated revenue	256	$ 143
Development Activities [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Disaggregated revenue	1,532
Development Activities [Member] | Services Transferred Over Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Disaggregated revenue	$ 1,532